NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Accounting Policies [Abstract]
Prepaid expense current	$ 122,246		$ 170,922
Income tax examination description	greater than 50% likelihood
Foreign currency translation adjustments	$ 3,017	$ 18,489